Quarterly Holdings Report
for
Fidelity® SAI Conservative Income Municipal Bond Fund
October 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
CIM-NPRT3-1225
1.9910242.101
Municipal Securities - 98.8%
	Principal Amount (a)	Value ($)
Alabama - 6.0%
Electric Utilities - 0.4%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	505,000	505,945
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 3.3% tender 7/15/2034 (b)	3,400,000	3,401,609
Walker Cnty AL Economic & Indl Dev Auth Solid Waste Disp Rev (Alabama Power & Light Proj.) 4.05% 12/1/2036 VRDN (b)(c)	3,100,000	3,100,000
		7,007,554
General Obligations - 1.9%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	2,055,000	2,079,633
Black Belt Energy Gas District 5% 5/1/2029 (BP PLC Guaranteed)	525,000	552,980
Black Belt Energy Gas District 5.25% 12/1/2025 (Morgan Stanley Guaranteed)	195,000	195,241
Black Belt Energy Gas District 5.25% 6/1/2026 (Morgan Stanley Guaranteed)	445,000	449,233
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (b)	8,040,000	8,571,382
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	795,000	802,757
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,510,000	1,602,617
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	430,000	434,650
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	140,000	144,163
Black Belt Energy Gas District Series 2025 D, 5% 8/1/2026 (Pacific Life Insurance Co Guaranteed)	1,465,000	1,483,537
Black Belt Energy Gas District Series 2025 D, 5% 8/1/2027 (Pacific Life Insurance Co Guaranteed)	1,065,000	1,098,722
Lower Ala Gas Dist Gas Proj Rev 4% tender 12/1/2050 (Goldman Sachs Group Inc/The Guaranteed) (b)	7,700,000	7,706,364
Southeast Energy Authority A Cooperative District 5% 1/1/2028 (Athene Annuity And Life Company Guaranteed)	750,000	770,030
Southeast Energy Authority A Cooperative District 5% 7/1/2026 (Athene Annuity And Life Company Guaranteed)	550,000	554,627
Southeast Energy Authority A Cooperative District 5% 7/1/2027 (Athene Annuity And Life Company Guaranteed)	750,000	766,071
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2026 (Pacific Life Insurance Co Guaranteed)	605,000	615,480
Southeast Energy Authority A Cooperative District Series 2024C, 5% 11/1/2027 (Pacific Life Insurance Co Guaranteed)	605,000	627,117
		28,454,604
Health Care - 0.1%
Health Care Auth For Bapt Hlth Ala Series 2013B, 4.61% 11/1/2042 VRDN (b)	1,868,000	1,868,000
Industrial Development - 0.6%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 3.55% 8/1/2036 VRDN (b)(c)	9,410,000	9,410,000
Synthetics - 3.0%
Black Belt Energy Gas Dist Ala Gas Supply Rev Participating VRDN Series 2023 XM1110, 3.52% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	3,200,000	3,200,000
Black Belt Energy Gas District Participating VRDN 3.47% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	1,605,000	1,605,000
Black Belt Energy Gas District Participating VRDN 3.52% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	7,185,000	7,185,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN 3.52% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	21,400,000	21,400,000
Southeast Energy Auth Commodity Supply Rev Ala Participating VRDN Series 2022 XM1062, 3.52% 1/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	12,900,000	12,900,000
		46,290,000
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2026	310,000	315,408
Jefferson Cnty AL Swr Rev 5% 10/1/2027	290,000	300,972
		616,380
TOTAL ALABAMA		93,646,538
Alaska - 0.1%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026	890,000	905,361
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2027	695,000	723,396
		1,628,757
TOTAL ALASKA		1,628,757
Arizona - 6.9%
Electric Utilities - 3.3%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017A, 4.125% tender 9/1/2032 (b)(c)	940,000	941,998
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.35% 5/1/2029 VRDN (b)	25,900,000	25,900,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 3.35% 5/1/2029 VRDN (b)	24,300,000	24,300,000
		51,141,998
Health Care - 0.9%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2025	2,640,000	2,643,956
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2026	3,345,000	3,425,093
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2027	2,685,000	2,799,222
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% tender 1/1/2053 (b)	4,270,000	4,307,766
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (b)	1,500,000	1,516,195
		14,692,232
Housing - 0.7%
Arizona St Indl Dev Auth Multifamily Hsg Rev 2.76% tender 7/1/2047 (b)	4,060,000	3,989,489
Arizona St Indl Dev Auth Multifamily Hsg Rev Series 2024, 5% tender 3/1/2045 (b)	1,082,000	1,091,889
Pima Cnty AZ Ida Multifamily 2.71% tender 10/1/2059 (b)	6,645,000	6,553,459
		11,634,837
Industrial Development - 0.5%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	7,300,000	7,422,157
Resource Recovery - 0.4%
Phoenix Ariz Indl Dev Auth Solid Waste Disp Rev (Republic Services Inc Proj.) 3.85% tender 12/1/2035 (b)(c)	6,505,000	6,505,000
Synthetics - 0.9%
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 3.45% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,094,031	1,094,031
Arizona Ind Dev Auth Participating VRDN Series 2023 MIZ9149, 3.45% 7/1/2040 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	3,700,000	3,700,000
Arizona Indl Dev Auth Participating VRDN Series 2023 XF3174, 3.5% 11/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	9,350,000	9,350,000
		14,144,031
Transportation - 0.2%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (c)	2,430,000	2,460,799
TOTAL ARIZONA		108,001,054
Arkansas - 0.1%
Industrial Development - 0.1%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 3.55% 6/1/2028 VRDN (b)(c)	1,900,000	1,900,000
California - 8.8%
Electric Utilities - 0.1%
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev (Southern Ca Pub Pwr Auth Proj.) Series 2025 2, 5% tender 7/1/2053 (b)	2,535,000	2,682,054
Escrowed/Pre-Refunded - 0.0%
Port Oakland Calif Rev 5% 5/1/2026 (Escrowed to Maturity) (c)	5,000	5,054
General Obligations - 0.2%
California Community Choice Financing Authority 5% 12/1/2026 (Athene Annuity And Life Company Guaranteed)	1,000,000	1,014,447
California Community Choice Financing Authority 5% 3/1/2028 (Morgan Stanley Guaranteed)	1,805,000	1,876,214
		2,890,661
Resource Recovery - 2.6%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 3.85% tender 7/1/2051 (b)(c)	3,300,000	3,297,668
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 3.45% tender 7/1/2041 (b)(c)	8,500,000	8,492,981
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 3.3% tender 2/1/2039 (b)(f)	4,000,000	3,999,729
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020B, 3.85% tender 11/1/2041 (b)(c)	6,250,000	6,242,926
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2022A, 3.45% tender 10/1/2041 (b)(c)	7,200,000	7,199,986
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2024B, 3.375% tender 9/1/2050 (b)(c)	2,020,000	1,999,113
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 2, 3.45% tender 11/1/2042 (b)(c)(f)	300,000	299,936
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 3.8% tender 7/1/2043 (b)(c)(f)	6,100,000	6,093,111
California Pcf Solid Wst Disp (Waste Management Inc Del Proj.) Series B 2, 3.125% tender 11/1/2040 (b)(c)	3,975,000	3,974,379
		41,599,829
Synthetics - 4.2%
California Community Choice Financing Authority Participating VRDN Series 2022 XF3007, 3.52% 5/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	16,315,000	16,315,000
California Hsg Fin Agcy Ltd Obl Participating VRDN Series 2023 XF3127, 3.5% 6/1/2030 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,010,000	1,010,000
California Hsg Fin Agcy Ltd Obl Participating VRDN Series 2025 XF3435, 3.5% 10/6/2026 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	3,165,000	3,165,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN 3.43% 11/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	850,000	850,000
California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9162, 3.43% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	260,000	260,000
California Stwide Cmnty Dev Mf Participating VRDN Series 2025 MIZ9232, 3.5% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)(e)	5,070,000	5,070,000
California Stwide Cmnty Dev Mf Participating VRDN Series 2025 MIZ9233, 3.5% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	14,100,000	14,100,000
Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2025 MIZ9221, 3.43% 8/4/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	10,400,000	10,400,000
San Francisco City & County Multi Fam Hsg Rev Participating VRDN 3.43% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	14,585,000	14,585,000
		65,755,000
Transportation - 1.7%
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	1,310,000	1,324,136
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	430,000	434,640
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (c)	8,590,000	8,839,364
Los Angeles CA Dept Arpts Rev 5% 5/15/2028 (c)	5,700,000	5,996,068
Los Angeles CA Dept Arpts Rev 5% 5/15/2028 (c)	3,485,000	3,666,017
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (c)	295,000	298,183
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (c)	1,000,000	1,009,247
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2026 (c)	2,160,000	2,181,567
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019H, 5% 5/1/2027 (c)	2,190,000	2,252,225
		26,001,447
TOTAL CALIFORNIA		138,934,045
Colorado - 1.7%
Education - 0.0%
Colorado Edl & Cultural Fac Auth Rev (Mesivta Of Greater Los Angeles Proj.) 3.57% 6/1/2029, LOC Deutsche Bank AG VRDN (b)	435,000	434,999
Health Care - 0.4%
Colorado Health Facilities Authority (Advent Health Proj.) Series B, 5% 11/15/2027	2,370,000	2,397,584
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5% 11/1/2025	145,000	145,000
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (b)	3,480,000	3,531,503
		6,074,087
Housing - 0.2%
Colorado Hsg & Fin Auth Multifamily Hsg Rev Series 2024, 3.5% tender 11/1/2043 (b)	2,910,000	2,914,070
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (b)	1,158,000	1,166,098
		4,080,168
Synthetics - 0.7%
Colorado Health Facilities Authority Participating VRDN 3.37% 11/1/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,000,000	3,000,000
Denver CO City & Cnty Arpt Participating VRDN Series 2018 XM0715, 3.52% 12/1/2043 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	7,470,000	7,470,000
		10,470,000
Transportation - 0.4%
Denver CO City & Cnty Arpt 5% 11/15/2025 (c)	1,460,000	1,460,926
Denver CO City & Cnty Arpt 5.25% 11/15/2026 (c)	1,820,000	1,862,983
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (c)	1,625,000	1,689,823
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2025 (c)	995,000	995,631
		6,009,363
TOTAL COLORADO		27,068,617
Connecticut - 1.3%
Education - 0.7%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	6,410,000	6,401,988
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	1,800,000	1,796,929
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	1,135,000	1,135,768
		9,334,685
General Obligations - 0.3%
Connecticut St Spl Tax Oblig 5% 5/1/2026	465,000	470,195
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2026 (Build America Mutual Assurance Co Insured)	255,000	258,975
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2027 (Build America Mutual Assurance Co Insured)	235,000	243,927
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2027 (Assured Guaranty Inc Insured)	1,810,000	1,878,762
West Haven CT BAN 4.25% 3/26/2026	1,900,000	1,907,358
		4,759,217
Health Care - 0.3%
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2026	2,735,000	2,773,632
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2027	2,600,000	2,694,018
		5,467,650
Special Tax - 0.0%
Connecticut St Spl Tax Oblig Series A, 5% 8/1/2026	270,000	270,415
TOTAL CONNECTICUT		19,831,967
District Of Columbia - 0.0%
Water & Sewer - 0.0%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022E, 3% tender 10/1/2057 (b)	900,000	891,373
District Of Columbia,Virginia - 0.9%
Transportation - 0.9%
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2026 (c)	610,000	620,692
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2027 (c)	1,000,000	1,034,344
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2026 (c)	715,000	727,533
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2028 (c)	2,305,000	2,441,291
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2026 (c)	1,770,000	1,801,025
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (c)	4,035,000	4,173,580
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2026 (c)	675,000	686,831
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2027 (c)	550,000	568,889
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2028 (c)	1,250,000	1,323,911
		13,378,096
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		13,378,096
Florida - 7.1%
General Obligations - 0.1%
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2026 (Assured Guaranty Inc Insured)	1,785,000	1,811,226
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) Series 2022 A, 5% 8/1/2026 (Assured Guaranty Inc Insured)	380,000	385,923
		2,197,149
Health Care - 0.9%
Florida Development Finance Corp (Tampa General Hospital, FL Proj.) Series 2024 A, 5% 8/1/2026	440,000	446,316
Florida Development Finance Corp (Tampa General Hospital, FL Proj.) Series 2024 A, 5% 8/1/2027	1,000,000	1,034,596
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 3.82% 4/1/2049 VRDN (b)	10,965,000	10,965,000
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (b)	1,045,000	1,067,266
		13,513,178
Housing - 0.8%
Broward Cty FL Hsg Aut Hsg Rev 3.15% tender 3/1/2028 (b)	2,910,000	2,908,352
Broward Cty FL Hsg Aut Hsg Rev Series 2023, 4.05% tender 9/1/2056 (b)	684,000	685,827
Fla Hsg Fin Corp Multifamily Mtg Rev (Brownsville Transit Vge Proj.) 3.35% tender 10/1/2027 (b)	2,500,000	2,500,220
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 B, 5% tender 2/1/2027 (b)	565,000	567,383
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	405,000	405,511
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	1,390,000	1,393,946
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 3.55% tender 1/1/2027 (b)	1,755,000	1,755,405
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.4% tender 4/1/2041 (b)	1,900,000	1,900,210
Polk Cnty FL Hsg Fin Auth Multi Fam Hsg Rev (Episcopal Catholic Apts Proj.) 4.15% tender 12/1/2040 (b)	844,000	847,944
		12,964,798
Resource Recovery - 0.6%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	1,410,000	1,416,109
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2026 (c)	825,000	836,324
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4% tender 11/1/2048 (b)(c)	7,700,000	7,702,767
		9,955,200
Special Tax - 1.5%
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 3.96% 9/1/2032 (Liquidity Facility Florida St) VRDN (b)	22,960,000	22,960,000
Tampa FL Tax Alloc Series 2016 A, 5.25% 9/1/2027	1,000,000	1,015,742
		23,975,742
Synthetics - 2.9%
Florida Dev Fin Corp Rev Participating VRDN 4.2% 7/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,500,000	4,500,000
Florida Dev Fin Corp Rev Participating VRDN Series 2024 XF1704, 3.42% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)(d)	19,050,000	19,050,000
Greater Orlando Aviation Auth Participating VRDN 4.03% 10/1/2036 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	10,445,000	10,445,000
Lee Cnty FL Airport Participating VRDN Series 2025 XM1239, 4.1% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,160,000	1,160,000
Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 3.45% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	585,000	585,000
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Participating VRDN 3.47% 7/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	1,050,000	1,050,000
Miami-Dade Cnty Fla Seaport Rev Participating VRDN Series 2021 XF2947, 3.4% 10/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	1,600,000	1,600,000
Miami-Dade County Aviation Rev Participating VRDN Series 2022 025, 3.52% 10/1/2040 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	4,800,000	4,800,000
		43,190,000
Transportation - 0.3%
Broward Cnty FL Port Everglades Series 2022, 5% 9/1/2027 (c)	730,000	753,319
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2027 (c)	3,000,000	3,117,761
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2028 (c)	350,000	370,695
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2026 (c)	1,225,000	1,245,364
		5,487,139
TOTAL FLORIDA		111,283,206
Georgia - 2.8%
Electric Utilities - 1.2%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2013 FIRST, 3.375% tender 11/1/2053 (b)	610,000	611,546
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2018, 3.95% 11/1/2052 VRDN (b)	13,660,000	13,660,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	1,180,000	1,195,705
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3.8% tender 10/1/2032 (b)	1,085,000	1,088,689
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2026 (Assured Guaranty Inc Insured)	135,000	137,085
Georgia Mun Elec Auth Pwr Rev Series A, 5% 1/1/2028	2,120,000	2,151,320
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 3.875% tender 6/1/2042 (b)	990,000	992,297
		19,836,642
General Obligations - 0.7%
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	3,825,000	3,902,433
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	2,165,000	2,195,693
Main Street Natural Gas Inc 5% 12/1/2025 (Toronto Dominion Bank Guaranteed)	250,000	250,293
Main Street Natural Gas Inc 5% 12/1/2026 (Toronto Dominion Bank Guaranteed)	250,000	254,568
Main Street Natural Gas Inc 5% 6/1/2027 (Toronto Dominion Bank Guaranteed)	250,000	256,541
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2025 (Citigroup Inc Guaranteed)	460,000	460,166
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	1,760,000	1,848,655
Main Street Natural Gas Inc Series 2023B, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	245,000	248,190
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2025 (Citigroup Inc Guaranteed)	200,000	200,228
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	110,000	111,869
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2026 (Royal Bank of Canada Guaranteed)	250,000	251,217
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	400,000	408,610
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	200,000	202,604
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2027 (Royal Bank of Canada Guaranteed)	355,000	365,728
Main Street Natural Gas Inc Series 2024B, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	400,000	408,610
		11,365,405
Housing - 0.3%
Columbia GA Hsg Au Mlti Fam Rv 3.3% tender 11/1/2028 (b)	2,375,000	2,387,147
Decatur GA Hsg Auth Multifamily Hsg Rev 3.25% tender 9/1/2028 (b)	2,250,000	2,258,017
		4,645,164
Synthetics - 0.1%
Buford Hsg Auth Multi Fam Participating VRDN Series 2023 XF3118, 3.5% 3/1/2041 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	1,064,857	1,064,857
Transportation - 0.5%
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2027 (c)	4,495,000	4,639,022
Atlanta GA Arpt Rev Series 2025B B 1, 5% 7/1/2029 (c)	2,545,000	2,726,806
		7,365,828
TOTAL GEORGIA		44,277,896
Hawaii - 1.2%
Housing - 0.6%
Hawaii St Hsg Fin & Dev Corp Multifamily Rev 3.3% tender 12/1/2029 (b)	6,795,000	6,835,797
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	2,000,000	2,020,479
		8,856,276
Synthetics - 0.6%
Hawaii St Arpts Sys Rev Participating VRDN 3.42% 7/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	9,600,000	9,600,000
TOTAL HAWAII		18,456,276
Illinois - 3.2%
Escrowed/Pre-Refunded - 0.0%
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2026 (Escrowed to Maturity)	365,000	369,567
General Obligations - 0.6%
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2025	1,605,000	1,606,070
Illinois St Gen. Oblig. 5% 3/1/2026	2,405,000	2,420,521
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	530,000	540,695
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	540,000	561,637
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	295,000	302,898
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2026	1,460,000	1,474,536
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2026	915,000	924,110
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	620,000	651,584
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2026	500,000	501,691
Kane Cook & DuPage Cntys IL Sch Dist Series 2024, 5% 1/1/2028	450,000	471,199
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2026 (Assured Guaranty Inc Insured)	125,000	125,371
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2027 (Assured Guaranty Inc Insured)	150,000	153,512
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2028 (Assured Guaranty Inc Insured)	225,000	234,843
		9,968,667
Health Care - 0.0%
Board of Trustees of the University of Illinois/The (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2027	145,000	150,171
Housing - 0.4%
Illinois Hsg Dev Auth Multifamily Hsg Rev 5% tender 2/1/2027 (b)	512,000	514,109
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 5% tender 2/1/2027 (b)	554,000	556,337
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2025, 3.15% tender 2/1/2029 (b)	4,650,000	4,645,490
		5,715,936
Special Tax - 0.0%
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2025	245,000	245,168
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2026 (Assured Guaranty Inc Insured) (g)	410,000	401,957
		647,125
Synthetics - 0.8%
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2023 XF1457, 4.3% 7/1/2027 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,175,000	1,175,000
Chicago IL O'Hare Intl Arpt Rev Participating VRDN Series 2025 XL0622, 3.38% 1/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	3,935,000	3,935,000
IL Fin Auth Rev Plymouth Place Participating VRDN Series 2025 002, 3.52% 5/15/2056 (Liquidity Facility Barclays Bank PLC) (b)(d)	7,100,000	7,100,000
		12,210,000
Transportation - 0.9%
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2027 (Build America Mutual Assurance Co Insured) (c)	365,000	372,621
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2026 (c)	1,000,000	1,002,946
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2027 (c)	1,000,000	1,020,649
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2028 (c)	1,000,000	1,038,713
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2026 (c)	440,000	441,404
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2028 (c)	6,465,000	6,696,077
Chicago IL O'Hare Intl Arpt Rev Series 2024E, 5% 1/1/2026 (c)	2,910,000	2,919,288
		13,491,698
Water & Sewer - 0.5%
Chicago IL Wtr Rev Series 2023 B, 5% 11/1/2025	415,000	414,999
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2016, 5% 7/1/2027	2,030,000	2,036,609
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2027	2,425,000	2,489,658
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 1/1/2028	1,110,000	1,165,156
Illinois Finance Authority Rev (IL Wtr State Rev Fund Proj.) 5% 7/1/2028	1,000,000	1,061,224
		7,167,646
TOTAL ILLINOIS		49,720,810
Indiana - 1.1%
Electric Utilities - 0.3%
Rockport Ind Pollution Ctl Rev (Indiana Michigan Power Co Proj.) Series 2025 A, 3.7% tender 6/1/2047 (b)	5,470,000	5,638,171
Resource Recovery - 0.4%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2010A, 3.8% tender 5/1/2028 (b)(c)	3,000,000	2,998,937
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2012, 3.8% tender 5/1/2028 (b)(c)	2,800,000	2,799,008
		5,797,945
Transportation - 0.4%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2026 (c)	150,000	150,471
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2026 (c)	3,740,000	3,751,754
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series A-1, 5% 1/1/2026 (c)	730,000	732,294
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2026 (c)	385,000	386,210
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (c)	765,000	780,972
		5,801,701
TOTAL INDIANA		17,237,817
Iowa - 0.0%
Education - 0.0%
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) Series 2023 B, 5% 12/1/2026 (c)	220,000	223,407
Industrial Development - 0.0%
Iowa Fin Auth Solid Waste Facs Rev 3.875% tender 1/1/2042, LOC Citibank NA (b)(c)	280,000	279,363
TOTAL IOWA		502,770
Kansas - 0.2%
General Obligations - 0.0%
City of Olathe KS Gen. Oblig. Series 230, 2.5% 10/1/2027	410,000	404,884
Housing - 0.2%
Shawnee Cnty KS Mf Hsg Revenue Series 2025 A, 3.75% tender 5/1/2059 (b)	3,200,000	3,227,070
TOTAL KANSAS		3,631,954
Kentucky - 2.1%
Electric Utilities - 0.3%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	4,740,000	4,774,816
General Obligations - 0.3%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2025 (Morgan Stanley Guaranteed)	600,000	600,684
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2027 (Morgan Stanley Guaranteed)	620,000	641,071
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5% 12/1/2028 (Morgan Stanley Guaranteed)	1,000,000	1,049,592
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2026	145,000	146,251
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 4/1/2027	2,330,000	2,402,764
		4,840,362
Industrial Development - 1.3%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 4.4% 7/1/2060 VRDN (b)(c)	7,525,000	7,525,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 4.4% 7/1/2060 VRDN (b)(c)	12,735,000	12,735,001
		20,260,001
Resource Recovery - 0.2%
Kentucky Economic Dev Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2010A, 3.8% tender 4/1/2031 (b)(c)	2,700,000	2,700,000
TOTAL KENTUCKY		32,575,179
Louisiana - 3.3%
Industrial Development - 2.4%
St James Parish LA Rev (Nucor Corp Proj.) 3.4% 11/1/2040 VRDN (b)	770,000	770,000
St James Parish LA Rev (Nucor Corp Proj.) 3.49% 11/1/2040 VRDN (b)	35,825,000	35,825,000
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) 4.05% tender 6/1/2037 (b)	1,040,000	1,047,591
		37,642,591
Synthetics - 0.3%
Los Angeles Hsg Corp Rev Participating VRDN Series 2025 XF3347, 3.5% 7/1/2042 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	5,500,000	5,500,000
Transportation - 0.6%
New Orleans LA Aviation Board 5% 1/1/2026 (c)	2,015,000	2,021,102
New Orleans LA Aviation Board 5% 1/1/2027 (c)	2,260,000	2,307,706
New Orleans LA Aviation Board 5% 1/1/2028 (c)	4,255,000	4,417,012
		8,745,820
TOTAL LOUISIANA		51,888,411
Maryland - 0.8%
Housing - 0.2%
Maryland Community Development Administration (MD Mhsg Rev 1997 Proj.) Series 2023 D, 3.5% 1/1/2026	2,760,000	2,761,897
Synthetics - 0.6%
Baltimore County Gen. Oblig. Participating VRDN 3.57% 1/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,175,000	1,175,000
Integrace Obligated Group Participating VRDN Series 2022 024, 3.57% 11/15/2049 (Liquidity Facility Barclays Bank PLC) (b)(d)	2,515,000	2,515,000
Maryland St Econ Dev Corp Participating VRDN Series 2024 XF3222, 3.45% 4/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	2,600,000	2,600,000
Riderwood Vlg Inc Participating VRDN Series 2022 029, 3.57% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(d)	2,935,000	2,935,000
		9,225,000
TOTAL MARYLAND		11,986,897
Massachusetts - 0.8%
Escrowed/Pre-Refunded - 0.2%
Massachusetts St College Bldg Series 1999 A, 0% 5/1/2026 (g)	3,385,000	3,333,423
General Obligations - 0.6%
Bondsville Mass Fire & Wtr Dist Gen. Oblig. BAN 4.875% 11/20/2026 (h)	1,800,000	1,828,314
Holyoke MA Gen. Oblig. BAN 4% 10/23/2026	4,900,000	4,956,146
Hudson MA Gen. Oblig. BAN 5% 6/11/2026	2,500,000	2,515,072
		9,299,532
TOTAL MASSACHUSETTS		12,632,955
Michigan - 2.1%
Electric Utilities - 0.3%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)	5,165,000	5,151,895
General Obligations - 0.9%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2026	1,180,000	1,188,838
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	1,240,000	1,270,057
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	675,000	703,036
Grand Rapids MI Pub Schs Series 2024, 5% 5/1/2026 (Assured Guaranty Inc Insured)	1,000,000	1,010,754
Southfield Mich Pub Schs 5% 5/1/2026 (State of Michigan Guaranteed)	850,000	858,931
Utica MI Cmnty Schs Series 2024, 5% 5/1/2026 (State of Michigan Guaranteed)	3,000,000	3,033,445
Utica MI Cmnty Schs Series 2024, 5% 5/1/2027 (State of Michigan Guaranteed)	1,500,000	1,550,763
Utica MI Cmnty Schs Series 2024, 5% 5/1/2028 (State of Michigan Guaranteed)	3,625,000	3,832,216
		13,448,040
Health Care - 0.1%
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2026	1,725,000	1,741,056
Housing - 0.1%
Michigan State Housing Development Authority Series 2025, 2.7% tender 10/1/2043 (b)	2,110,000	2,076,756
Transportation - 0.7%
Wayne Cnty Mich Arpt Auth Rev Series 2017 E, 4% 12/1/2025 (c)	630,000	630,352
Wayne Cnty Mich Arpt Auth Rev Series 2025G, 5% 12/1/2026 (c)(h)	3,080,000	3,136,979
Wayne Cnty Mich Arpt Auth Rev Series 2025G, 5% 12/1/2027 (c)(h)	6,340,000	6,572,847
Wayne Cnty Mich Arpt Auth Rev Series F, 5% 12/1/2026 (c)	325,000	325,547
		10,665,725
TOTAL MICHIGAN		33,083,472
Minnesota - 0.4%
Electric Utilities - 0.1%
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2026	135,000	135,417
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2027	210,000	214,883
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2024, 5% 1/1/2028	1,000,000	1,044,558
		1,394,858
General Obligations - 0.1%
Coon Rapids Minn Gen. Oblig. 2% 4/1/2027	1,000,000	982,864
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2026	620,000	629,700
		1,612,564
Health Care - 0.0%
Wadena Minn Rev Series 2024 A, 5% 12/1/2026 (Centracare Health System Guaranteed)	200,000	203,868
Wadena Minn Rev Series 2024 A, 5% 12/1/2027 (Centracare Health System Guaranteed)	260,000	269,727
		473,595
Synthetics - 0.2%
Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 3.45% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	2,600,000	2,600,000
Transportation - 0.0%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2026 (c)	330,000	331,015
TOTAL MINNESOTA		6,412,032
Mississippi - 0.4%
Education - 0.3%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 0.8% 3/1/2028 (Build America Mutual Assurance Co Insured) (b)	4,765,000	4,524,694
Electric Utilities - 0.0%
Mississippi Business Fin Corp Miss Solid Waste Disp Fac & Wastewater Fac Rev (Mississippi Power Co Proj.) 3.95% 11/1/2052 VRDN (b)(c)	650,000	650,000
General Obligations - 0.1%
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2026	750,000	758,271
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2027	125,000	128,739
Mississippi Dev Bank Spl Obl (Lamar Cnty Miss Sch Dist Proj.) 5% 6/1/2028	165,000	173,190
		1,060,200
TOTAL MISSISSIPPI		6,234,894
Missouri - 0.3%
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	877,000	895,807
Synthetics - 0.2%
Kansas City MO Indl Dev Auth Arpt Spl Oblig Participating VRDN 4.3% 3/1/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	2,310,000	2,310,000
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 3.45% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	1,130,499	1,130,499
		3,440,499
TOTAL MISSOURI		4,336,306
Nebraska - 0.7%
Housing - 0.3%
Lincoln Neb Multifamily Hsg Rev Series 2024, 3.37% tender 1/10/2048 (b)	3,740,000	3,764,881
Industrial Development - 0.2%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 3.55% 11/1/2026 VRDN (b)(c)	2,400,000	2,400,000
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 3.55% 6/1/2028 VRDN (b)(c)	600,000	600,000
		3,000,000
Synthetics - 0.2%
Omaha NE Arpt Auth Arpt Rev Participating VRDN 3.42% 12/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	3,600,000	3,600,000
TOTAL NEBRASKA		10,364,881
Nevada - 0.2%
Electric Utilities - 0.0%
Clark NV Pollutn Ctl Rev (Nevada Power Co Proj.) Series 2017, 3.75% tender 1/1/2036 (b)	525,000	525,644
General Obligations - 0.0%
Clark Cnty NV School Dist Series 2015 C, 5% 6/15/2027	655,000	656,607
Resource Recovery - 0.2%
Nevada Dpt Bus & Ind Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2001, 3.95% tender 12/1/2026 (b)(c)(f)	1,200,000	1,199,740
TOTAL NEVADA		2,381,991
New Hampshire - 1.5%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2026 (c)	110,000	112,166
Housing - 0.1%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	390,000	390,173
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.85% 1/1/2027	620,000	623,248
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	210,000	210,129
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	675,000	677,879
		1,901,429
Resource Recovery - 1.0%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 2, 4.25% tender 7/1/2027 (b)(c)	10,800,000	10,846,067
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 3, 4% tender 7/1/2033 (b)(c)	4,200,000	4,202,660
		15,048,727
Synthetics - 0.4%
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Series 2024 MS0023, 3.52% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)(e)	6,300,000	6,300,000
TOTAL NEW HAMPSHIRE		23,362,322
New Jersey - 3.9%
Education - 0.4%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2025 (c)	1,045,000	1,046,274
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (c)	365,000	370,730
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2025 (c)	955,000	956,074
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2025 (c)	200,000	200,193
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2027 (c)	1,125,000	1,160,215
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2027 (c)	3,085,000	3,181,567
New Jersey Institute of Technology/NJ Series 2025A, 5% 7/1/2028 (Build America Mutual Assurance Co Insured)	360,000	381,526
		7,296,579
General Obligations - 2.5%
Belleville NJ Tan Gen. Oblig. BAN 4% 7/7/2026	16,300,000	16,380,862
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (f)	1,060,000	1,080,932
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2025	365,000	365,000
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	2,005,000	2,018,529
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	1,320,000	1,337,196
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (g)	890,000	886,889
New Jersey Trans Trust Fund Auth 0% 12/15/2025 (g)	385,000	383,654
Newark NJ BAN 4.5% 5/7/2026	7,500,000	7,544,499
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	575,000	598,837
Orange Twp NJ BAN 4% 3/18/2026	8,500,000	8,527,401
		39,123,799
Housing - 0.5%
Camden Cnty NJ Impt Auth Multifamily Rev Series 2024, 5% tender 3/1/2027 (b)	3,450,000	3,469,790
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.85% 11/1/2026	3,995,000	3,988,753
		7,458,543
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ 5% 6/1/2027	1,120,000	1,156,483
Transportation - 0.4%
New Jersey Turnpike Authority 5% 1/1/2027	6,000,000	6,161,369
TOTAL NEW JERSEY		61,196,773
New Jersey,New York - 0.6%
Transportation - 0.6%
Port Auth NY & NJ 5% 10/15/2027 (c)	1,505,000	1,559,564
Port Auth NY & NJ 5% 10/15/2028 (c)	3,025,000	3,191,459
Port Auth NY & NJ Series 242, 5% 12/1/2025 (c)	1,535,000	1,536,972
Port Auth NY & NJ Series 242, 5% 12/1/2026 (c)	3,155,000	3,217,699
		9,505,694
TOTAL NEW JERSEY,NEW YORK		9,505,694
New Mexico - 0.4%
Education - 0.0%
New Mexico Edl Assistnce Fndtn Series 2021 1A, 5% 9/1/2027 (c)	80,000	81,885
Housing - 0.4%
Santa Fe Cnty N Mex Multifamily Rev Series 2024, 3.29% tender 12/10/2049 (b)	5,585,000	5,604,764
Synthetics - 0.0%
New Mexico St Hosp Equip Ln Co Participating VRDN 3.57% 7/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,330,000	1,330,000
TOTAL NEW MEXICO		7,016,649
New York - 8.8%
Education - 0.0%
St Lawrence County Industrial Development Agency (St Lawrence University Proj.) 5% 7/1/2026	145,000	146,856
Electric Utilities - 0.2%
Long Island Pwr Auth NY Elec Series 2025B, 3% tender 9/1/2055 (b)	3,700,000	3,665,080
General Obligations - 4.8%
Albany NY BAN 4% 3/20/2026	18,800,000	18,855,208
Binghamton NY BAN 4% 4/10/2026	17,200,000	17,261,915
City of New York NY Gen. Oblig. 5% 4/1/2028	2,530,000	2,670,028
City of New York NY Gen. Oblig. 5% 8/1/2026	10,000,000	10,174,827
East Hampton NY Un Free Sh Dis 2.1% 6/1/2027	735,000	715,981
East Syracuse-Minoa NY Cent SD BAN Series 2025, 4% 6/25/2026	6,100,000	6,134,656
Ithaca City New York BAN 4.25% 2/13/2026	7,800,000	7,813,155
Sullivan West Cent Sch Dist NY BAN Series 2025, 4% 6/25/2026	7,700,000	7,738,042
Washington Co NY BAN 4% 3/20/2026	4,140,846	4,156,690
		75,520,502
Housing - 0.8%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	593,000	611,454
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	4,850,000	4,652,287
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (b)	675,000	675,211
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (b)	6,430,000	6,430,629
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	455,000	452,878
		12,822,459
Special Tax - 0.5%
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2027	750,000	785,292
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2028	5,330,000	5,705,156
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2026 (Assured Guaranty Inc Insured)	220,000	220,667
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	365,000	362,030
		7,073,145
Synthetics - 1.8%
Liberty NY Dev Corp Rev Participating VRDN 3.57% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	1,941,500	1,941,500
Metropolitan Transn Auth NY Rv Participating VRDN 3.47% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,555,000	2,555,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 3.47% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	1,860,000	1,860,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2023 XF1649, 3.47% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	2,570,000	2,570,000
New York St Hsg Fin Agy Participating VRDN Series 2022 003, 3.57% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,100,000	3,100,000
New York St Hsg Fin Agy Participating VRDN Series 2022 007, 3.67% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	16,010,000	16,010,000
		28,036,500
Transportation - 0.7%
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2026	730,000	746,207
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2025	380,000	380,254
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2026	5,400,000	5,403,789
New York St Twy Auth Gen Rev Series 2016 A, 5% 1/1/2028	1,375,000	1,379,218
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2025 (c)	1,080,000	1,081,213
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (c)	1,825,000	1,857,337
		10,848,018
TOTAL NEW YORK		138,112,560
North Carolina - 0.9%
Escrowed/Pre-Refunded - 0.4%
Cumberland Cnty NC Series 2024, 3.125% tender 12/1/2027 (b)(c)(h)	3,000,000	2,997,039
Cumberland Cnty NC Series 2024, 3.75% tender 12/1/2027 (b)(c)	3,300,000	3,300,000
		6,297,039
Health Care - 0.2%
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (b)	1,635,000	1,649,207
North Carolina Med Care Commn Hosp Rev (Caromont Health Inc Proj.) 5% tender 2/1/2051 (b)	1,490,000	1,496,824
		3,146,031
Housing - 0.3%
Inlivian NC Multifamily Rev 3.625% tender 11/1/2058 (b)	4,550,000	4,596,450
TOTAL NORTH CAROLINA		14,039,520
Ohio - 1.7%
Education - 0.0%
Northeast Ohio Med Univ Gen Rcpts Series 2022, 5% 12/1/2025 (Build America Mutual Assurance Co Insured)	95,000	95,113
Ohio St Higher Ed Fac Comm (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	420,000	411,012
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2026	400,000	403,600
		909,725
Electric Utilities - 0.8%
American Mun Pwr Rev Series 2023A, 5% 2/15/2026	1,795,000	1,805,489
American Mun Pwr Rev Series 2023A, 5% 2/15/2027	2,820,000	2,899,597
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.65% 12/1/2027 (c)	3,845,000	3,844,819
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014D, 3.2% 5/1/2026	3,525,000	3,516,699
		12,066,604
Health Care - 0.7%
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	3,335,000	3,318,535
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2013 B, 3.75% 1/15/2033 VRDN (b)	3,645,000	3,645,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 3.75% 1/15/2045 VRDN (b)	3,570,000	3,570,000
		10,533,535
Housing - 0.1%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	765,000	776,906
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 3/1/2026	125,000	125,830
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 3/1/2027	75,000	77,145
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 3/1/2028	150,000	157,322
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 9/1/2026	120,000	122,093
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 5% 9/1/2027	100,000	103,994
		1,363,290
Water & Sewer - 0.1%
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2025	700,000	701,163
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2026	700,000	717,484
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2027	465,000	487,894
		1,906,541
TOTAL OHIO		26,779,695
Oklahoma - 1.2%
General Obligations - 0.6%
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2026	125,000	127,356
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2027	145,000	150,874
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	4,095,000	4,091,915
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2027	3,770,000	3,881,911
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2028	875,000	923,765
		9,175,821
Health Care - 0.3%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 3.86% 8/15/2031 VRDN (b)	4,250,000	4,250,000
Housing - 0.3%
Oklahoma Hsg Fin Agy Collateralized Rev 3.2% tender 10/1/2042 (b)	1,000,000	1,001,040
Oklahoma Hsg Fin Agy Collateralized Rev Series 2024, 3.35% tender 12/1/2027 (b)	3,720,000	3,730,334
		4,731,374
Synthetics - 0.0%
Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 3.45% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	942,957	942,957
TOTAL OKLAHOMA		19,100,152
Oregon - 0.2%
Transportation - 0.2%
Port of Portland Arpt Rev 5% 7/1/2026	240,000	243,627
Port of Portland Arpt Rev 5% 7/1/2028 (c)	2,500,000	2,635,042
		2,878,669
TOTAL OREGON		2,878,669
Pennsylvania - 6.8%
General Obligations - 0.7%
Pennsylvania St 5% 9/1/2026	4,640,000	4,727,579
Pennsylvania St Series 2019, 5% 7/15/2026	1,150,000	1,168,214
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 2/1/2026	1,100,000	1,105,568
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2026	3,310,000	3,363,312
		10,364,673
Health Care - 1.9%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	2,280,000	2,315,091
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 4.02% 9/1/2050 VRDN (b)	11,220,000	11,220,000
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2022 A, 5% 2/15/2026	75,000	75,407
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 4.02% 9/1/2050 VRDN (b)	16,595,000	16,595,000
		30,205,498
Resource Recovery - 3.9%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2010 B, 3% tender 12/1/2030 (b)	1,000,000	999,682
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.65% tender 6/1/2044 (b)(c)	12,800,000	12,797,734
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 A, 3.45% tender 4/1/2034 (b)(c)	1,700,000	1,699,641
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B, 3.45% tender 4/1/2049 (b)(c)	4,000,000	3,999,156
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (b)(c)	4,200,000	4,244,457
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2013, 3.85% tender 8/1/2045 (b)(c)	7,800,000	7,799,961
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2019 A, 3.875% tender 8/1/2038 (b)(c)	7,800,000	7,812,468
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	9,115,000	9,156,656
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A, 4% tender 6/1/2041 (b)(c)	7,600,000	7,607,519
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2025 A, 3.8% tender 6/1/2049 (b)(c)	5,600,000	5,598,361
		61,715,635
Transportation - 0.3%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (c)	375,000	382,614
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5% 1/1/2027 (Assured Guaranty Inc Insured) (c)	310,000	316,045
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (c)	365,000	369,434
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2026 (c)	1,780,000	1,801,625
Philadelphia PA Airport Rev Series 2025B, 5% 7/1/2027 (c)	1,145,000	1,179,806
		4,049,524
TOTAL PENNSYLVANIA		106,335,330
Rhode Island - 0.1%
Education - 0.1%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2026	350,000	353,999
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2027	260,000	268,505
Rhode Island St Student Ln 5% 12/1/2025 (c)	820,000	821,091
Rhode Island St Student Ln Series 2019, 5% 12/1/2025 (c)	600,000	600,798
		2,044,393
TOTAL RHODE ISLAND		2,044,393
South Carolina - 0.4%
Electric Utilities - 0.2%
South Carolina St Svc Auth Rev 5% 12/1/2025	2,000,000	2,003,013
South Carolina St Svc Auth Rev 5% 12/1/2028	410,000	438,219
		2,441,232
Industrial Development - 0.0%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 3.55% 9/1/2028 VRDN (b)(c)	900,000	900,000
Synthetics - 0.2%
South Carolina Conway Hosp Participating VRDN Series 2022 019, 3.57% 7/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(d)	2,700,000	2,700,000
TOTAL SOUTH CAROLINA		6,041,232
Tennessee - 0.1%
Synthetics - 0.0%
Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 3.45% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	884,342	884,342
Transportation - 0.1%
Metro Nashville Arpt Auth Rev 5% 7/1/2026 (c)	245,000	247,976
Metro Nashville Arpt Auth Rev 5% 7/1/2027 (c)	975,000	1,004,639
		1,252,615
TOTAL TENNESSEE		2,136,957
Texas - 13.8%
Education - 0.1%
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev 5% 4/1/2028 (c)	1,150,000	1,186,173
Electric Utilities - 0.6%
San Antonio TX Elec & Gas Rev 5% 2/1/2026	330,000	331,691
San Antonio TX Elec & Gas Rev Series 2025A, 3.08% tender 2/1/2055 (b)(h)	5,275,000	5,270,926
San Antonio TX Elec & Gas Rev SIFMA Municipal Swap Index + 0.87%, 4.09% tender 2/1/2048 (b)(i)	3,090,000	3,089,853
		8,692,470
General Obligations - 4.2%
Alvin Tex Indpt Sch Dist Series 2024, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	1,175,000	1,182,219
Argyle TX Indpt Sch Dist Series 2025 B 1, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (b)	2,810,000	2,858,662
Argyle TX Indpt Sch Dist Series 2025 B 2, 4% tender 8/15/2057 (Permanent Sch Fund of Texas Guaranteed) (b)	4,350,000	4,494,551
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	5,645,000	5,647,753
Cuero TX Independent School District 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	715,000	727,401
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2026	5,450,000	5,483,639
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2027	5,450,000	5,611,855
El Paso Tex Gen. Oblig. Series 2025, 5% 8/15/2026	1,395,000	1,419,631
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	255,000	256,596
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	5,030,000	5,060,902
Humble TX Indpt Sch Dist Series 2025, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	8,215,000	8,457,918
Navarro Tex Indpt Sch Dist Series 2025, 4% tender 2/15/2062 (Permanent Sch Fund of Texas Guaranteed) (b)	3,255,000	3,343,163
Northside TX Indpt Sch Dist Series 2020, 3.55% tender 6/1/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	6,455,000	6,512,259
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	3,385,000	3,382,235
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	4,670,000	4,700,789
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	605,000	609,058
Texarkana Tex Indpt Sch Dist Series 2024, 4% tender 2/15/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	3,200,000	3,220,971
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2026 (BP PLC Guaranteed)	365,000	366,023
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2027 (BP PLC Guaranteed)	465,000	474,847
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2026 (BP PLC Guaranteed)	440,000	441,233
Texas State Gen. Oblig. Series 2016, 5.5% 8/1/2026 (c)	370,000	376,444
		64,628,149
Health Care - 0.2%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	2,545,000	2,562,318
Housing - 1.7%
Bexar Mgmt & Dev Corp Tex Multifamily Hsg Rev Series 2024, 3.02% tender 5/10/2045 (b)	7,145,000	7,138,878
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2024, 3.125% tender 9/1/2029 (b)	2,855,000	2,866,459
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2026 (b)	857,000	858,192
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2042 (b)	1,138,000	1,162,404
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 9/1/2026 (b)	1,069,000	1,069,921
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	620,000	627,916
Houston Tex Fin Corp Multifamilty Hsg Rev Series 2024, 3.65% tender 2/1/2048 (b)	3,325,000	3,352,735
San Antonio Tex Hsg Tr Pub Fac Multifamily Hsg Rev Series 2024, 3.45% tender 7/1/2029 (b)	3,840,000	3,849,019
Smha Fin Pub Fac Corp Tex Multifamily Hsg Rev Series 2024, 3.7% tender 7/1/2028 (b)	5,305,000	5,361,860
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (b)	785,000	789,848
		27,077,232
Industrial Development - 3.1%
Jewett Economic Dev Corp Tex I (Nucor Corp Proj.) 3.55% 8/1/2038 VRDN (b)(c)	1,285,000	1,285,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.65% 11/1/2040 VRDN (b)	13,825,000	13,825,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.7% 12/1/2027 VRDN (b)(c)	30,400,000	30,400,000
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 4% 4/1/2040 VRDN (b)	2,400,000	2,400,000
		47,910,000
Resource Recovery - 1.4%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2012, 3.85% tender 1/1/2026 (b)(c)	3,000,000	3,000,000
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2020A, 3.85% tender 5/1/2050 (b)(c)	6,700,000	6,699,967
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 B, 3.8% tender 7/1/2040 (b)(c)	10,200,000	10,197,015
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2023A, 4.25% tender 6/1/2048 (b)(c)	2,550,000	2,567,759
		22,464,741
Special Tax - 0.0%
Houston TX Hotel Occ Tx & Spl Rev Series 2014, 5% 9/1/2026	545,000	545,821
Synthetics - 0.5%
El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 3.45% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	732,488	732,488
Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 3.45% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)(e)	7,603,517	7,603,517
		8,336,005
Transportation - 1.7%
Austin Tex Airport Sys Series 2022, 5% 11/15/2025 (c)	695,000	695,429
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2026 (c)	26,175,000	26,628,414
North TX Twy Auth Rev 5% 1/1/2026	420,000	421,341
		27,745,184
Water & Sewer - 0.3%
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2025	5,000,000	5,003,104
TOTAL TEXAS		216,151,197
Utah - 1.2%
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (b)	900,000	913,543
Housing - 0.1%
UT Hsg Corp Multifamily Rev Series 2024, 3.7% tender 8/1/2043 (b)	1,765,000	1,773,867
Industrial Development - 0.1%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 3.8% 4/1/2028 VRDN (b)	1,040,000	1,040,000
Synthetics - 0.7%
Salt Lake City UT Arpt Rev Participating VRDN Series 2023 XM1147, 3.52% 7/1/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	11,200,000	11,200,000
Transportation - 0.2%
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2026 (c)	365,000	369,434
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2027 (c)	345,000	355,771
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2026 (c)	500,000	506,074
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2027 (c)	2,020,000	2,083,062
		3,314,341
TOTAL UTAH		18,241,751
Vermont - 0.0%
Education - 0.0%
Vermont St Stud Assit Corp 5% 6/15/2026 (c)	620,000	625,292
Virginia - 1.2%
Electric Utilities - 0.1%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	1,020,000	1,031,903
Escrowed/Pre-Refunded - 0.2%
Virginia Small Business Fing Auth Environmental Facs Rev 4% tender 11/1/2052 (b)(c)	2,900,000	2,900,772
Synthetics - 0.9%
Lynchburg Economic Development Authority Participating VRDN Series 2018 XL0075, 3.52% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	12,140,000	12,140,000
Nat'l Sr Campuses Participating VRDN Series 2022 028, 3.57% 1/1/2045 (Liquidity Facility Barclays Bank PLC) (b)(d)	2,615,000	2,615,000
		14,755,000
TOTAL VIRGINIA		18,687,675
Washington - 2.0%
Health Care - 0.7%
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) 5% 8/15/2029	9,770,000	10,461,818
Housing - 0.6%
Community Roots Housing Foundation Series 2024, 3.4% tender 2/1/2029 (b)	8,585,000	8,656,186
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	440,000	446,367
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	808,000	816,057
		9,918,610
Synthetics - 0.2%
Washington Hsg Fin Comm Nonprofit Hsg Rev Participating VRDN Series 2024 XF3227, 3.5% 6/1/2054 (Liquidity Facility Mizuho Capital Markets LLC) (b)(d)	3,000,000	3,000,000
Transportation - 0.4%
Port Seattle WA Rev Series 2018 B, 5% 5/1/2026 (c)	3,225,000	3,256,091
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (c)	1,500,000	1,540,869
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (c)	575,000	583,467
Port Seattle WA Rev Series B, 5% 10/1/2027 (c)	365,000	367,552
		5,747,979
Water & Sewer - 0.1%
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (b)	1,965,000	1,958,279
TOTAL WASHINGTON		31,086,686
West Virginia - 0.6%
Electric Utilities - 0.3%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2009A, 3.7% tender 12/1/2042 (b)	4,395,000	4,477,235
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 3.83% 6/1/2033 VRDN (b)	2,480,000	2,479,999
Industrial Development - 0.2%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2011A, 3.3% tender 1/1/2041 (b)(c)	2,940,000	2,958,379
TOTAL WEST VIRGINIA		9,915,613
Wisconsin - 0.5%
General Obligations - 0.3%
Milwaukee WI Gen. Oblig. 2% 3/1/2027	1,125,000	1,107,424
PMA Levy & Aid Anticipation Notes Program TRAN (Wauwatosa Wis Sch Dist Proj.) 5% 9/24/2026	3,600,000	3,666,810
		4,774,234
Housing - 0.0%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	665,000	665,256
Industrial Development - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (f)	2,445,000	2,470,729
Transportation - 0.0%
Milwaukee Cnty WI Arpt Rev Series 2023 A, 5% 12/1/2026 (c)	290,000	295,422
TOTAL WISCONSIN		8,205,641
Wyoming - 0.4%
Electric Utilities - 0.4%
Lincoln Cnty Wyo Environmental Impt Rev (Pacificorp Proj.) Series 1995, 3.5% 11/1/2025 VRDN (b)(c)	5,100,000	5,100,000
Sweetwater Cnty WY Env Imp Rev (Pacificorp Proj.) 4.15% 11/1/2025 VRDN (b)(c)	1,600,000	1,600,000
		6,700,000
TOTAL WYOMING		6,700,000
TOTAL MUNICIPAL SECURITIES (Cost $1,548,135,846)		1,550,451,995

Money Market Funds - 1.9%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $30,043,338)	3.44	30,037,331	30,043,338

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $1,578,179,184)	1,580,495,333
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(10,398,858)
NET ASSETS - 100.0%	1,570,096,475

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $56,737,834 or 3.6% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,144,177 or 1.0% of net assets.

(g)	Zero coupon bond which is issued at a discount.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2023 MIZ9157, 3.45% 12/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	1,094,031

Arizona Ind Dev Auth Participating VRDN Series 2023 MIZ9149, 3.45% 7/1/2040 (Liquidity Facility Mizuho Capital Markets LLC)	9/26/2024	3,700,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN 3.43% 11/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	5/22/2025	850,000

California Statewide Cmntys Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2024 MIZ9162, 3.43% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	260,000

California Stwide Cmnty Dev Mf Participating VRDN Series 2025 MIZ9232, 3.5% 10/8/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/9/2025	5,070,000

El Paso TX Hsg Fin Auth Participating VRDN Series 2022 MIZ9104, 3.45% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	732,488

Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2025 MIZ9221, 3.43% 8/4/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/5/2025	10,400,000

Metropolitan Govt Nashville & Davidson County Hlth & Edl Facs Participating VRDN Series 2024 MIZ9163, 3.45% 12/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	884,342

Miami Dade County Hsg Multi Fam Hsg Rev Participating VRDN Series 2022 MIZ9087, 3.45% 11/1/2061 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	585,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN Series 2023 MIZ9145, 3.45% 6/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	9/26/2024	2,600,001

San Francisco City & County Multi Fam Hsg Rev Participating VRDN 3.43% 12/1/2052 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	14,585,000

St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN 3.45% 10/1/2063 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	1,130,499

Steele Duncan Plaza LLC Participating VRDN Series 2022 MIZ9103, 3.45% 8/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	942,957

Tender Opt Bd Tr Rcpts / Ctfs Var Sts Series 2024 MS0023, 3.52% tender 12/15/2030 (Liquidity Facility Morgan Stanley Bank NA)	4/16/2024	6,300,000

Texas Affordable Hsg Corp Multi Fam Hsg Rev Participating VRDN 3.45% 10/1/2062 (Liquidity Facility Mizuho Capital Markets LLC)	1/19/2024	7,603,517

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	74,351,165	414,556,902	458,864,729	867,505	-	-	30,043,338	30,037,331	1.0%
Total	74,351,165	414,556,902	458,864,729	867,505	-	-	30,043,338

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.